Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of opening and closing balances of accounts receivable and contract assets

	December 31,
	2022	2021

	amounts in thousands
Accounts receivable	$23,980	26,935
Contract assets	46,254	45,309
Total accounts receivable and contract assets, net of allowance for credit losses	$70,234	72,244

Schedule of activity in the allowance for credit losses

	Beginning of	Charges (credits) to		End of year
	year balance	expense	Write-Offs	balance

	amounts in thousands
2022	$406	(86)	(7)	313
2021	$478	114	(186)	406

Schedule of disaggregation of revenue by source

	Years ended December 31,
	2022	2021

	amounts in thousands
Baseball revenue:
Baseball event	$298,364	287,348
Broadcasting	154,185	163,188
Retail and licensing	47,792	44,089
Other	34,643	27,772
Baseball revenue	534,984	522,397
Mixed-Use Development revenue	53,577	41,320
Total revenue	$588,561	563,717

Schedule of unaudited pro forma earnings (loss)

Year ended
December 31, 2022
amounts in thousands
Net earnings (loss)	$(34,172)
Less: Unrealized gains (losses) on intergroup interests	(35,154)
Unaudited pro forma net earnings (loss)	$982